Quarterly Financial Information (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Loss on debt extinguishment		$ (19,612)			$ (19,612)	$ (19,612)
Profits interest compensation expense		19,517		29,271	19,517	19,517	885	3,452
Gain from liquidation of LIFO inventory layers	$ 4,775		$ 15,236			$ 4,775	$ 15,236	$ 21,009